FINANCIAL STATEMENT SCHEDULE I (STATEMENT OF CHANGES IN EQUITY) (Details) - USD ($)	1 Months Ended		12 Months Ended
	Feb. 28, 2015	May 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Balance			$ 241,656,490	$ 206,768,070	$ 137,326,561
Net income			43,493,756	12,956,889	16,649,176
Share-based compensation			2,702,089	3,687,951	1,792,819
Option Exercised			$ 1,051,586	275,783	37,080
Option Exercised, shares			2,119,700
Follow-on equity offering, net of issuance costs of $3,375,553 and $2,033,041 for the year ended December 31,2014 and 2015 respectively	$ 28,000,000	$ 54,600,000		27,996,959	54,624,447
Follow-on equity offering, net of issuance costs of $3,375,553 and $2,033,041 for the year ended December 31,2014 and 2015 respectively,shares	38,500,000	50,000,000
Repurchase of Stock				$ (1,350,164)
Repurchase of Stock, shares				(2,356,900)
Capital injection from noncontrolling shareholders				$ 2,516,457
Balance			$ 271,728,922	241,656,490	206,768,070
Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Balance			$ 26,320	$ 22,358	$ 17,343
Balance, shares			260,836,578	223,577,853	173,427,853
Share-based compensation
Option Exercised			$ 212	$ 112	$ 15
Option Exercised, shares			2,119,700	1,115,625	150,000
Follow-on equity offering, net of issuance costs of $3,375,553 and $2,033,041 for the year ended December 31,2014 and 2015 respectively				$ 3,850	$ 5,000
Follow-on equity offering, net of issuance costs of $3,375,553 and $2,033,041 for the year ended December 31,2014 and 2015 respectively,shares				38,500,000	50,000,000
Repurchase of Stock
Repurchase of Stock, shares				(2,356,900)
Capital injection from noncontrolling shareholders
Balance			$ 26,532	$ 26,320	$ 22,358
Balance, shares			262,956,278	260,836,578	223,577,853
Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Balance			$ (1,748,836)	$ (398,672)	$ (398,672)
Share-based compensation
Option Exercised
Follow-on equity offering, net of issuance costs of $3,375,553 and $2,033,041 for the year ended December 31,2014 and 2015 respectively
Repurchase of Stock				(1,350,164)
Capital injection from noncontrolling shareholders
Balance			(1,748,836)	(1,748,836)	(398,672)
Additional paid in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Balance			236,358,070	203,125,494	146,676,163
Share-based compensation			2,702,089	3,687,951	1,792,819
Option Exercised			1,051,374	275,671	37,065
Follow-on equity offering, net of issuance costs of $3,375,553 and $2,033,041 for the year ended December 31,2014 and 2015 respectively				27,993,109	54,619,447
Repurchase of Stock
Capital injection from noncontrolling shareholders				1,275,845
Balance			240,111,533	236,358,070	203,125,494
Retained earnings (accumulated losses) [Member]
Condensed Financial Statements, Captions [Line Items]
Balance			(3,061,404)	(16,018,293)	(32,667,469)
Share-based compensation
Option Exercised
Follow-on equity offering, net of issuance costs of $3,375,553 and $2,033,041 for the year ended December 31,2014 and 2015 respectively
Repurchase of Stock
Capital injection from noncontrolling shareholders
Balance			40,432,352	(3,061,404)	(16,018,293)
Accumulated other comprehensive income (loss) [Member]
Condensed Financial Statements, Captions [Line Items]
Balance			8,780,313	20,037,183	23,699,196
Share-based compensation
Option Exercised
Follow-on equity offering, net of issuance costs of $3,375,553 and $2,033,041 for the year ended December 31,2014 and 2015 respectively
Repurchase of Stock
Capital injection from noncontrolling shareholders
Balance			(8,721,820)	8,780,313	20,037,183
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Balance			240,354,463	206,768,070	137,326,561
Net income			43,493,756	12,956,889	16,649,176
Other comprehensive loss			(17,502,133)	(11,256,870)	(3,662,013)
Share-based compensation			2,702,089	3,687,951	1,792,819
Option Exercised			1,051,586	275,783	37,080
Follow-on equity offering, net of issuance costs of $3,375,553 and $2,033,041 for the year ended December 31,2014 and 2015 respectively				27,996,959	54,624,447
Repurchase of Stock				(1,350,164)
Capital injection from noncontrolling shareholders				1,275,845
Balance			270,099,761	240,354,463	206,768,070
Parent Company [Member] | Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Balance			$ 26,320	$ 22,358	$ 17,343
Balance, shares			260,836,578	223,577,853	173,427,853
Net income
Other comprehensive loss
Share-based compensation
Option Exercised			$ 212	$ 112	$ 15
Option Exercised, shares			2,119,700	1,115,625	150,000
Follow-on equity offering, net of issuance costs of $3,375,553 and $2,033,041 for the year ended December 31,2014 and 2015 respectively				$ 3,850	$ 5,000
Follow-on equity offering, net of issuance costs of $3,375,553 and $2,033,041 for the year ended December 31,2014 and 2015 respectively,shares				38,500,000	50,000,000
Repurchase of Stock
Repurchase of Stock, shares				(2,356,900)
Capital injection from noncontrolling shareholders
Balance			$ 26,532	$ 26,320	$ 22,358
Balance, shares			262,956,278	260,836,578	223,577,853
Parent Company [Member] | Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Balance			$ (1,748,836)	$ (398,672)	$ (398,672)
Net income
Other comprehensive loss
Share-based compensation
Option Exercised
Follow-on equity offering, net of issuance costs of $3,375,553 and $2,033,041 for the year ended December 31,2014 and 2015 respectively
Repurchase of Stock				(1,350,164)
Capital injection from noncontrolling shareholders
Balance			(1,748,836)	(1,748,836)	(398,672)
Parent Company [Member] | Additional paid in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Balance			236,358,070	203,125,494	146,676,163
Net income
Other comprehensive loss
Share-based compensation			2,702,089	3,687,951	1,792,819
Option Exercised			1,051,374	275,671	37,065
Follow-on equity offering, net of issuance costs of $3,375,553 and $2,033,041 for the year ended December 31,2014 and 2015 respectively				27,993,109	54,619,447
Repurchase of Stock
Capital injection from noncontrolling shareholders				1,275,845
Balance			240,111,533	236,358,070	203,125,494
Parent Company [Member] | Retained earnings (accumulated losses) [Member]
Condensed Financial Statements, Captions [Line Items]
Balance			(3,061,404)	(16,018,293)	(32,667,469)
Net income			43,493,756	12,956,889	16,649,176
Other comprehensive loss
Share-based compensation
Option Exercised
Follow-on equity offering, net of issuance costs of $3,375,553 and $2,033,041 for the year ended December 31,2014 and 2015 respectively
Repurchase of Stock
Capital injection from noncontrolling shareholders
Balance			40,432,352	(3,061,404)	(16,018,293)
Parent Company [Member] | Accumulated other comprehensive income (loss) [Member]
Condensed Financial Statements, Captions [Line Items]
Balance			8,780,313	20,037,183	23,699,196
Net income
Other comprehensive loss			(17,502,133)	(11,256,870)	(3,662,013)
Share-based compensation
Option Exercised
Follow-on equity offering, net of issuance costs of $3,375,553 and $2,033,041 for the year ended December 31,2014 and 2015 respectively
Repurchase of Stock
Capital injection from noncontrolling shareholders
Balance			$ (8,721,820)	$ 8,780,313	$ 20,037,183